Shareholders' Equity - Characteristics of BSA share warrant plans (Details)									12 Months Ended
	Apr. 16, 2021 EUR (€) € / shares shares	Apr. 16, 2021 EUR (€) € / shares shares	Apr. 16, 2021 EUR (€) item € / shares shares	Apr. 16, 2021 EUR (€) Y € / shares shares	Mar. 09, 2020 EUR (€) Y item € / shares shares	Jun. 28, 2019 Y item € / shares shares	Dec. 14, 2018 EUR (€) item Y € / shares shares	May 29, 2017 EUR (€) item Y € / shares shares	Dec. 31, 2020 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	Jun. 26, 2019 EUR (€)
BSA - 2017 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription premium price per share (€)								€ 0.534
Exercise price (in euros)									€ 6.67	€ 6.67	€ 6.67
BSA - 2017 plan | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
BSA - 2017 plan | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								2 years
BSA - 2017 plan | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								3 years
BSA - 2018 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)									€ 6.07	6.07	6.07
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | item							126,000
Number of shares per BSA | shares							1
Subscription premium price per share (€)							€ 0.48
Exercise price (in euros)							€ 6.067
Fair value per BSA at grant date (€) | €							€ 1.98
Expected volatility							40.00%
Average life (years) | Y							6
Risk free rate							0.30%
BSA 2018-1 | Top Of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							3 years
BSA 2018-1 | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							1 year
BSA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Issued | item						10,000
Number of shares per BSA | shares						1
Subscription premium price per share (€)						€ 0.18
Exercise price (in euros)						€ 2.20
Fair value per BSA at grant date (€) | €												€ 0.48
Expected volatility						40.00%
Average life (years) | Y						5.5
Risk free rate						0.33%
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Issued					10,000				10,000
Number of shares per BSA | shares					1
Subscription premium price per share (€)					€ 0.29
Exercise price (in euros)					€ 3.68				€ 3.68	3.68	3.68
Fair value per BSA at grant date (€) | €					€ 0.90
Expected volatility					40.00%
Average life (years) | Y					6
Risk free rate					0.00%
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued					36,000				36,000
Number of shares per BSA | shares					1
Subscription premium price per share (€)					€ 0.29
Exercise price (in euros)					€ 3.68				€ 3.68	€ 3.68	€ 3.68
Fair value per BSA at grant date (€) | €					€ 0.90
Expected volatility					40.00%
Average life (years) | Y					6
Risk free rate					0.00%
BSA 2019 ter | Top Of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
BSA 2019 ter | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
BSA 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Issued		50,000	50,000
Number of shares per BSA | shares	1	1	1	1
Subscription premium price per share (€)	€ 2.45	€ 2.45	€ 2.45	€ 2.45
Exercise price (in euros)	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Expected volatility		64.00%
Average life (years) | Y				5
Risk free rate		0.60%
BSA 2021 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per BSA at grant date (€) | €	€ 3.0	€ 3.0	€ 3.0	€ 3.0
BSA - 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | item								195,000
Number of shares per BSA | shares								1
Exercise price (in euros)								€ 6.675
Fair value per BSA at grant date (€) | €								€ 2.47
Expected volatility								40.00%
Average life (years) | Y								6
Risk free rate								0.22%
BSA - 2017 | Top Of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per BSA at grant date (€) | €	€ 3.2	€ 3.2	€ 3.2	€ 3.2